SUPPLEMENT DATED DECEMBER 31, 2019

TO THE PROSPECTUSES DATED MAY 1, 2019, AS AMENDED AND RESTATED OCTOBER 4, 2019 FOR

ISP CHOICE (With Two Premium Payment Period Options)

OFFERED BY FORESTERS LIFE INSURANCE AND ANNUITY COMPANY

The following changes will be effective as of January 1, 2020:

1.	All references in the prospectus to the 2001 Commissioners’ Standard Ordinary Mortality Table are changed to 2017 Commissioners’ Standard Ordinary Mortality Table.

2.
In the “Fee Tables” section, the tables entitled “Transaction Fees and Other Charges and Expenses” and “Transaction Fees and Other Charges and Expenses (continued)” are deleted and replaced with the following:

Transaction Fees and Other Charges and Expenses
Charge	When Charge is Deducted(1)	Amount Deducted
		ISPC-15	ISPC-WL	ISPC-WL (for face amounts of $150,000 or less)
Maximum Premium Charge Percentage Imposed on Premiums (the Load), inclusive of Policy Charge	Upon each premium payment(2)	9.00%	12.00%	15.00%
Maximum Surrender Charge (Per $1,000 Face Amount Surrendered or Partial Surrendered)	Upon full or partial surrender within the first 15 years	Minimum	$1.07
		Maximum	$50.00
		Representative case(3)	$20.15
Transfer Fees(4) (Limit of 6 transfers per Policy Year)	On 5th and 6th transfer	$10
Maximum Systematic Transfer Option Transfer Fee and Automated Subaccount Reallocation Transfer Fee	Upon transfer under the Systematic Transfer Option or Automated Subaccount Reallocation Option	$10(5)

			ISPC-15	ISPC-WL	ISPC-WL (for face amounts of $150,000 or less)
Maximum Face Amount Charge (Per $1,000 Face Amount) (6)	Upon each premium payment	Minimum	$1.50	$0.05	$1.30
		Maximum	$3.75	$2.00	$7.00
		Representative case(3)	$3.00	$1.20	$1.50
Maximum Policy Charge (6)	Upon each premium payment	$95
Modal Premium Charge (7)	Upon each premium payment	Annual: 0.000000 Semi-annual: 0.009996 Quarterly: 0.024273 Monthly: 0.039196

Transaction Fees and Other Charges and Expenses (continued)
Charge for Optional Riders	When Charge is Deducted(1)	Amount Deducted
			ISPC-15	ISPC-WL	ISPC-WL (for face amounts of $150,000 or less)
Waiver of Premium	Upon each premium payment	As % of Total Premium
		Minimum	0.11%	0.89%	0.89%
		Maximum	4.30%	5.48%	5.48%
		Representative case(3)	0.34%	1.69%	1.69%
Accidental Death(8)	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	$1.25	$1.00	$1.00
		Maximum	$1.50	$1.25	$1.25
		Representative case(3)	$1.25	$1.00	$1.00
Children’s Term Life Insurance Rider	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	Not available	$5.25	Not available
		Maximum	Not available	$5.25	Not available
Spouse’s Term Life Insurance Rider (9)	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	Not available	$0.62	Not available
		Maximum	Not available	$15.70	Not available
10 Year Level Term Insurance Rider	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	$0.42	$0.42	Not available
		Maximum	$43.27	$43.27	Not available

		Representative case(3)	$2.70	$2.70	Not available
15 Year Level Term Insurance Rider	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	$0.44	$0.44	Not available
		Maximum	$21.97	$21.97	Not available
		Representative case(3)	$2.02	$2.02	Not available
20 Year Level Term Insurance Rider	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	Not available	$0.44	Not available
		Maximum	Not available	$67.24	Not available
		Representative case(3)	Not available	$2.82	Not available
Guaranteed Insurability Option Rider	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	$0.32	$0.17	Not available
		Maximum	$5.77	$5.56	Not available
		Representative case(3)	$2.71	$2.54	Not available
 (1) The table assumes that premiums are paid at issue and then on each Policy anniversary. If You pay Your premium on an installment basis over the course of a Policy Year, the charges, which are premium-based, will be prorated over those payments.
(2) The Policy allows You to select the period of time over which You will pay premiums. The transaction fees and other charges and expenses shown in the table apply to all premium payment periods unless specifically noted. There are two premium payment period options available. In the case of ISPC-15 You pay premiums for 15 years and in the case of ISPC-WL You pay premiums until You reach age 100.

(3) The Representative case is based on Our Representative Insured.  This is a male, age 35 at the time the Policy is issued, and is in Our Standard Non-tobacco underwriting class. The guaranteed maximum premiums are shown.
(4) We charge a $10 fee for transfers in excess of four per Policy Year including those involving the Fixed Account.
(5) Currently, transfers made under these options are not subject to any fee and are not included in the yearly transfer count for purposes of determining whether a transfer fee applies.
(6) Values shown reflect annual premium mode.  Non-annual premium mode values will reflects modal adjustment factors (See “Premium Payment Mode Adjustment”).
(7) The Modal Premium Charge is derived by multiplying the matching Modal Premium Percentages by the modal Premium (excluding any extra premium for substandard coverage and optional riders) less modal Premium Charge, Policy Face Amount Charge and Policy Charge. For example, for Our Representative Insured issued with a $50,000 Face Amount ISPC-15 Policy, the Modal Premium Charge is $4.89 if the Policyholder pays the premiums quarterly.  This Modal Premium Charge is calculated as the quarterly Modal Premium Charge percentage of 0.024273 multiplied by the quarterly premium (excluding extra premiums) less quarterly Premium Charge, Policy Face Amount Charge and Policy Charge, which is equal to $201.62.  If You pay Your premiums annually, the Modal Premium Charge is zero.
(8) The benefit issued may not exceed $200,000 less all of the Insured’s accidental death benefit coverage in all other insurance companies.
(9) Only the level premium ranges for an initial 20 year period are shown.  After the 20 year period, the premiums increase for subsequent level periods of 20 years or less.  The spouse term rider is only available in an amount of $25,000.

3.	In the “Fee Tables” section, the table entitled “Periodic Charges Other Than Fund Operating Expenses” is deleted and replaced with the following:

Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
			ISPC-15	ISPC-WL		ISPC-WL (for face amounts of $150,000 or less)
Cost of Insurance(1)	Last Day of Policy Year and/or Upon Surrender(2)	Minimum(3)	$0.08 per $1,000 of net amount at risk (NAR)	$0.32 per $1,000 NAR
		Maximum(3)	$1,000 per $1,000 NAR
		Representative Case(4)	$0.92 per $1,000 NAR
Mortality and Expense Risk Charge	Daily	Effective Annual Rate of Your Subaccount Value	Year(s)	ISPC-15	ISPC-WL	ISPC-WL (for face amounts of $150,000 or less)
			1 to 15	0.50%	0.50%	0.50%
			16 to 20	0.25%	0.50%	0.50%
			21 and beyond	0.25%	0.25%	0.25%
Policy Loan Interest	Policy Anniversary	6% of the outstanding loan(5)
Income Tax Charge(6)	Not charged	None deducted
(1) Your cost of insurance charges will be determined by the insurance rates applicable to Your Policy based upon the Insured’s age, sex, Underwriting Class of Risk, as well as the net amount at risk (NAR). As a result, the charges disclosed above may not be representative of the charges You will actually pay. You may obtain more information about the charges You will incur by contacting Your representative. The NAR under a Policy is equal to the Policy's guaranteed minimum death benefit, plus the Variable Insurance Amount, minus the Accumulation Value. The NAR may decrease or increase each year depending on the investment experience of the Subaccount(s) and/or the Fixed Account selected.
(2) If the Total Benefit Base at the end of the first Policy Year is less than the cost of insurance due, the balance will be included in the cost of insurance charged on the last day of the following Policy Year.
(3) The minimum charge reflects the annual cost of insurance rate per $1000 of NAR for a female, age 5 for ISPC-15, and for a female, nonsmoker, age 18 for ISPC-WL. The maximum charge reflects the annual cost of insurance rate per $1000 of NAR for all rating classifications at age 120.
(4) The representative case is based on Our representative Insured. This is a male, age 35 at the time the Policy is issued and is in Our standard non-tobacco underwriting class. There is no difference in the cost of insurance between the standard and non-standard class. The charge indicated is the maximum rate We can deduct for the first year cost of insurance charge.
(5) Because We transfer from the Separate Account to Our General Account an amount equal to the amount of the loan, while the loan is unpaid, We credit You into Your chosen Subaccount(s) interest at an effective annual rate of 4% for the amount maintained in the General Account. As a result, the net interest rate as a cost to You is 2%.
(6) We reserve the right to impose this charge if We incur taxes attributable to Separate Account B.

4.	In the “Description of the Policy” section, the table in the “Premiums” subsection is deleted and replaced with the following:

Male – Standard Issue Non-Tobacco Age 35	ISPC-15	ISP-WL	ISPC-WL (for face amounts of $150,000 or less)
$50,000 Face Amount will cost	$1,112 Annual Premium	Not applicable	$670.50 Annual Premium
$1,000 Annual Premium will buy	$44,494 Face Amount	Not applicable	$78,627 Face Amount

5.	In the “Description of the Policy” section, the last two paragraphs under the subsection “The Death Benefit” are deleted and replaced with the following:

For example, at the beginning of the first Policy Year, the Total Benefit Base and the Assumed Benefit Base for Our Representative Insured issued at issue age 35, with a $50,000 Face Amount ISPC-15 Policy and paid annually are both set to the initial net premium, or $775.47.  Assuming that the annual actual net investment return rate is 6%, the Total Benefit Base grows to $822.00 at the end of the Policy Year.  With an assumed investment return of 4%, the Assumed Benefit Base increases from $775.47 to $806.49.  The difference in the Total Benefit Base and the Assumed Benefit Base results in an Excess Investment Return of $15.51, which is then divided by the net single premium at age 36 of 0.18426 per $1 to derive an additional Variable Insurance Amount of $84.17 purchased on the Policy anniversary.  The Variable Insurance Amount is $0 when the Policy is issued, and it increases to $84.17 after the additional Variable Insurance Amount is purchased.  The death benefit is the Face Amount plus the positive Variable Insurance Amount, or $50,084.17.
On the other hand, assuming the annual actual net investment return is 2%, the Total Benefit Base increases to $790.98  at the end of the Policy Year, resulting in an Excess Investment Return of negative $15.51 (i.e. $790.98 - $806.49), and the resulting Variable Insurance Amount purchased will be negative $84.17 (i.e. negative $15.51 divided by 0.18426).  In this case, although the cumulative Variable Insurance Amount is negative, the death benefit is the guaranteed minimum death benefit of $50,000 (i.e. Face Amount).
6.
In the “Descriptions of the Policy” section, in subsection “Optional Insurance Riders”, the first sentence in the third paragraph of the “Level Term Insurance Rider” subsection, on page 37, is deleted and replaced with the following:

The 10-year coverage is available for issue ages 27-60; the 15-year coverage is available for issue ages 20-55; and the 20-year coverage is available is available for issue ages 18-50.
7.	In the “Description of the Policy” section, in the “Fees, Charges and Expenses” subsection, the three tables at the top of page 46 are deleted and replaced with the following:

Male		Policy Face Amount Charges*
Issue Age	Product Version	Pref Plus NT	Pref NT	Standard NT	Standard TU

18-60	ISPC-15	1.5-1.85	2.2	2.5-3.75	2.5-3.75
	ISPC-WL	0.05-0.85	1	1.2-2	1.2-1.85
	ISPC-WL (for face amounts of $150,000 or less)	N/A	N/A	1.50-5	1.77-7

Female		Policy Face Amount Charges*
Issue Age	Product Version	Pref Plus NT	Pref NT	Standard NT	Standard TU
18-60	ISPC-15	1.5-1.85	2.2	2.5-3.75	2.5-3.75
	ISPC-WL	0.05-0.85	1	1.2-2	1.2-1.85
	ISPC-WL (for face amounts of $150,000 or less)	N/A	N/A	1.31-3	1.62-5

Issue Age	Product Version	Policy Face Amount Charges*
		Male	Female
0-17	ISPC-15	1.75-2.46	1.50-2.42

*Per thousand. Charges vary by issue age.

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Please retain this Supplement for future reference.

ISPC1